Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Share-Based Compensation [Line Items]
Ordinary shares authorized (in Shares) | shares	45,000,000	45,000,000
Expire grant year	10 years
Weighted-average fair values at grant date of options granted	3.53	5.49	6.23
Total intrinsic value of options exercised	$ 0
Share-based compensation expense	$ 1,951,000	$ 2,712,000	$ 2,914,000
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares authorized (in Shares) | shares	5,028,704
Shares were available for future grant (in Shares) | shares	1,094,438
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Unrecognized estimated compensation cost	$ 1,039
Weighted average period	1 year 8 months 19 days
Restricted Stock Units [Member]
Share-Based Compensation [Line Items]
Weighted average period	8 months 1 day
Share-based compensation expense	$ 481,000	$ 744,000	$ 1,024,000
Share-based compensation expense not yet recognized	$ 1,038,000